Taxes (Details 4)	12 Months Ended
Jun. 30, 2020 USD ($)
Income Tax Disclosure [Abstract]
Begining balance	$ 128,467
Increases	228,358
Decreases	(157,906)
Foreign currency translation adjustment	(3,980)
Ending balance	$ 194,939